CONSULTING & NON-COMPETE AGREEMENTS (Details) (USD $) In Millions, unless otherwise specified	Jun. 25, 2011	Dec. 28, 2013 CEO [Member]	Dec. 29, 2012 CEO [Member]
Consulting and Noncompete Agreements [Line Items]
Present value of future consulting and noncompete agreement payments	$ 2.6	$ 1.2	$ 1.8